Commitments and Contingencies - Additional Information (Details) (USD $)	1 Months Ended		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended			69 Months Ended	78 Months Ended	12 Months Ended				1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended
	Jul. 31, 2010 Contract	Sep. 30, 2007	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2008	Jun. 27, 2006	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2007 Warrant [Member]	Dec. 31, 2010 Board Of Director Arrangements [Member]	Dec. 31, 2009 Board Of Director Arrangements [Member]	May 31, 2007 Investor Relations Agreements [Member]	Mar. 31, 2007 Investor Relations Agreements [Member]	Dec. 31, 2006 Investor Relations Agreements [Member]	Nov. 30, 2006 Investor Relations Agreements [Member]	Dec. 31, 2007 Investor Relations Agreements [Member]	May 31, 2007 Investor Relations Agreements [Member] Warrant [Member]	Mar. 31, 2007 Investor Relations Agreements [Member] Warrant [Member]	Dec. 31, 2006 Investor Relations Agreements [Member] Warrant [Member]	Dec. 31, 2007 Investor Relations Agreements [Member] Warrant [Member]
Commitments and Contingencies Disclosure [Line Items]
Primary lease term	30 years
Lease rate per acre, per month	$ 10,300
Number of rights for additional thirty year terms	2
Rent expense under non-cancellable leases			30,900	92,700			30,900	92,700					277,700
Accrued lease payments			175,000				175,000						175,000
Employment Agreement Period						3 years
Amount Due Under Employment Agreements						586,000
Employment Agreement Effective Date					Feb. 01, 2008
Employment Agreement Termination Date					May 31, 2009
Employment Agreement Initial Salary					120,000
Part Time Consulting Contract Payable In Cash					7,500
Common shares issued (in shares)		3,876													23,731	6,000	6,000		7.18	37,500	150,000
Share-based compensation							92,236	46,782	161,851	52,487		11,552,467	11,644,703			5,000	5,000
Common shares issued																7,200	26,400		269,250	112,000		138,875
Common shares issued, price per share										$ 0.24						$ 0.24	$ 0.88
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense																17,000	41,400
Investor Relation Exchange For Monthly Fee																					7,500
Purchase Of Warrants																					200,000
Common Stock Warrants Price Per Share																					$ 5
Warrants Expiration Term																					5 years
Share-based compensation																				100,254
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate											122.90%			108.00%								102.00%	129.00%	114.00%	88.00%	102.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term											5 years			1 year									4 years 6 months	5 years	5 years	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate											3.09%			2.48%									4.97%	4.58%	4.75%	4.96%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments																							0	0	0	0
Warrants Price Per Share																		$ 5.4	$ 6.11			$ 4.7
Fair value of warrants																		$ 234,375					$ 269,389	$ 305,000		$ 158,118